PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2025	2024
	Unaudited	Audited
Cost:

Buildings and land	$84,097	$84,022
Computers, software and electronic equipment	69,220	67,627
Network equipment	41,895	39,739
Office furniture and equipment	4,260	4,165
Vehicles	353	299
Leasehold improvements	2,964	2,624

	202,789	198,476
Accumulated depreciation	(132,309)	(127,642)

Depreciated cost	$70,480	$70,834